Listing and related expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Listing and related expenses
Listing expenses			₨ 4,069,760
Transaction costs recognized in profit or loss and other comprehensive loss	₨ 0	₨ 0	172,474
Employees and warrant holders
Listing and related expenses
Fair value of contingent dividend	0	0	292
Business combinations | TRTL
Listing and related expenses
Listing expenses	₨ 0	₨ 0	₨ 4,069,760